Related party transactions (Details Narrative)	Oct. 08, 2021 USD ($) ft²	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Yefang Zhang. [Member]
Due to related party		$ 611,327	$ 611,327
Loan amount		311,150
Expenses paid by related party		$ 300,177
Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Annual rent	$ 60,742
Term of the lease	5 years
Area of lease for office space | ft²	27,147